Employee Benefits - Summary of Financial Information related to Principal Plans (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Increase (decrease) in other comprehensive income related to employee benefits		$ 245	$ (225)	$ (231)	$ (199)	$ 972
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[1]	55	55	97	165	254
Interest on net defined benefit (asset) liability	[1]	(8)	(8)	(8)	(25)	(11)
Other	[1]	3	3	4	9	12
Defined benefit expense	[1]	50	50	93	149	255
Defined contribution expense	[1]	40	40	32	117	93
Increase (decrease) in other comprehensive income related to employee benefits	[1],[2]	200	(222)	(207)	(192)	838
Other benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit service cost	[1]	5	5	6	15	17
Interest on net defined benefit (asset) liability	[1]	15	16	12	48	35
Other	[1]	(2)		2		(5)
Defined benefit expense	[1]	18	21	20	63	47
Defined contribution expense	[1]	0			0
Increase (decrease) in other comprehensive income related to employee benefits	[1],[2]	$ 45	$ (3)	$ (24)	$ (7)	$ 134

[1]	Other plans operated by certain subsidiaries of the Bank are not considered material and are not included in this note.
[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. In the absence of legislated changes, all other assumptions are updated annually.